Common Stock and Stock Plans Textuals (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	34,816,632
Common Stock and Stock Plans (Textual) [Abstract]
Warrants outstanding to purchase common stock, exercise price	$ 33.92
Warrants purchased	0	0
Total number of shares of common stock available for grant under plans	214,000,000
Share-based compensation, director awards, number of options with reload feature	0
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 55.34	$ 36.46	$ 35.52
Unrecognized compensation cost related to nonvested awards	$ 686
Expected weighted-average period to recognize compensation costs related to awards	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1,400	$ 1,000	$ 472
Employee Stock Option [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	$ 0
Performance Shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 45.52	$ 36.87	$ 33.56
Unrecognized compensation cost related to nonvested awards	$ 34
Expected weighted-average period to recognize compensation costs related to awards	1 year 8 months
Fair value of awards vested	$ 299	$ 262	$ 168
Performance period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount option one, maximum (percent)	125.00%
Future vesting amount option two, maximum (percent)	150.00%
Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Total intrinsic value of options exercised	$ 497	805	643
Cash received from exercise of options	$ 618	$ 1,200	$ 1,600
TARP CPP [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Warrants exercised	3,607,802	684,430
Long-Term Incentive Compensation Plans [Member] | Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award expiration period	10 years
Long-Term Incentive Compensation Plans [Member] | Minimum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	3 years
Long-Term Incentive Compensation Plans [Member] | Maximum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	5 years
Options granted prior to 2011 [Member] | Long-Term Incentive Compensation Plans [Member] | Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	12 months
Award expiration period	10 years